Condensed consolidated statements of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities:
Net income (including non-controlling interests)	$ 1,486	$ 3,047
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,277	1,310
Interest expense	313	352
Interest income	(243)	(241)
Income tax expense (note 7)	472	420
Income from associates, joint ventures and other investments	(423)	(711)
Provisions on pension and other post-employment benefit liabilities	114	129
Unrealized foreign exchange effects	416	280
Write-downs of inventories to net realizable value, provisions and other non-cash operating expenses (net)	266	(15)
Changes in assets and liabilities that provided (required) cash:
Change in working capital	(1,635)	(597)
Provision movements and other liabilities	(461)	(413)
VAT and other amounts recoverable from public authorities	30	219
Interest paid	(373)	(380)
Interest received	229	207
Cash contributions to plan assets and benefits paid for pensions and other post-employment benefit liabilities	(125)	(120)
Dividends received from associates, joint ventures and other investments	58	152
Income tax paid	(428)	(603)
Net cash provided by operating activities	973	3,036
Investing activities:
Purchase of property, plant and equipment and intangibles	(2,221)	(1,998)
Acquisitions of net assets of subsidiaries, net of cash acquired of 249 and 4 for the six months ended June 30, 2024 and June 30, 2023 respectively (note 3)	(184)	(2,346)
Disposal of common shares in Erdemir (note 4)	227	626
Proceeds from repayment of a loan in connection with the sale of ArcelorMittal Temirtau	111	0
Acquisition of investments at FVOCI	0	(61)
Acquisition of associates and joint ventures	0	(49)
Other investing activities (net)	63	(56)
Net cash used in investing activities	(2,004)	(3,884)
Financing activities:
Proceeds from short-term and long-term debt	1,493	111
Payments of short-term and long-term debt	(820)	(1,512)
Share buyback (note 6)	(890)	(704)
Early repayment of mandatory convertible bonds (note 6)	0	(340)
Dividends paid (note 6)	(284)	(250)
Proceeds from non-controlling interests (note 6)	68	0
Payment of principal portion of lease liabilities and other financing activities	(113)	(144)
Net cash used in financing activities	(546)	(2,839)
Net decrease in cash and cash equivalents	(1,577)	(3,687)
Effect of exchange rate changes on cash	(271)	212
Cash and cash equivalents:
At the beginning of the period	7,686	9,300
At the end of the period	$ 5,838	$ 5,825